Eaton Vance

Virginia Municipal Income Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,139,781

		$1,139,781

Education — 2.3%
University of Virginia, 5.00%, 4/1/38	$1,320	$1,609,964

		$1,609,964

Escrowed/Prerefunded — 14.0%
Alexandria Industrial Development Authority, (Episcopal High School), Prerefunded to 1/1/20, 5.00%, 1/1/40	$1,700	$1,705,066
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	645	715,299
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	854,670
Norfolk, Prerefunded to 9/1/24, 5.00%, 9/1/36	2,140	2,513,922
Smyth County Industrial Development Authority, (Mountain States Health Alliance), Prerefunded to 7/1/20, 5.50%, 7/1/28	1,100	1,127,533
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,490,625
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,540,875

		$9,947,990

General Obligations — 17.4%
Alexandria, 5.00%, 7/1/28	$1,000	$1,263,650
Arlington County, 5.00%, 8/15/32	1,000	1,218,890
Chesterfield County, 5.00%, 1/1/32	1,500	1,932,135
Culpeper, 5.00%, 8/1/25	1,350	1,623,726
Falls Church, 4.00%, 7/15/28	1,000	1,159,400
Newport News, 5.00%, 8/1/28	1,000	1,230,590
Virginia, 5.00%, 6/1/31	2,000	2,111,800
Virginia Beach, 4.00%, 7/15/32	1,500	1,801,305

		$12,341,496

Hospital — 12.3%
Albermarle County Economic Development Authority, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 1.16%, 10/1/48(1)	$665	$665,000
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,000	5,425,150
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,156,200
Norfolk Economic Development Authority, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	948,660
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	506,425

		$8,701,435

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 4.4%
King George County Industrial Development Authority, (Waste Management Inc.), (AMT), 2.50%, 6/1/23	$2,000	$2,052,680
Louisa Industrial Development Authority, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	1,011,340
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	60	63,727

		$3,127,747

Insured-Education — 3.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,795,574

		$2,795,574

Insured-Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,077,960

		$1,077,960

Insured-Escrowed/Prerefunded — 0.6%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), Escrowed to Maturity, 6.25%, 8/15/20	$410	$424,350

		$424,350

Insured-Transportation — 11.1%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,955,150
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,055,410
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,785,216
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	1,810	1,907,758
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	181,824

		$7,885,358

Lease Revenue/Certificates of Participation — 0.9%
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	$500	$607,555

		$607,555

Other Revenue — 1.4%
Loudoun County Economic Development Authority, (Howard Hughes Medical Institute), 0.00%, 7/1/49	$2,500	$964,800

		$964,800

Senior Living/Life Care — 6.4%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$156,106
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	854,625
Hanover County Economic Development Authority, (Covenant Woods), 5.00%, 7/1/48	235	254,543
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	837,817
Norfolk Redevelopment and Housing Authority, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/34	1,000	1,098,120
Virginia Beach Development Authority, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,344,879

		$4,546,090

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$9	$7,892
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	17	13,544
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	17	12,593
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	22	15,062
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	24	15,246
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	231	61,070
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	188	36,857
Puerto Rico Sales Tax Financing Corp., 4.33%, 7/1/40	92	93,494
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	18	19,240
Puerto Rico Sales Tax Financing Corp., 4.54%, 7/1/53	3	3,048
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	9	9,317
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	66	68,300
Puerto Rico Sales Tax Financing Corp., 4.78%, 7/1/58	37	38,164
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	167	175,475

		$569,302

Transportation — 9.9%
Metropolitan Washington, DC, Airports Authority System, (AMT), 5.00%, 10/1/37	$1,295	$1,544,314
Metropolitan Washington, DC, Airports Authority System, (AMT), 5.00%, 10/1/42	990	1,168,259
Norfolk Airport Authority, 5.00%, 7/1/37	1,000	1,257,820
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	573,500
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,243,360
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/37	1,000	1,209,570

		$6,996,823

Water and Sewer — 13.2%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,282,091
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,123,550
Henrico County, Water and Sewer System Revenue, 4.00%, 5/1/31	1,500	1,789,425
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,227,610
Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,207,920
Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,711,889

		$9,342,485

Total Tax-Exempt Investments — 101.7% (identified cost $67,467,406)		$72,078,710

Other Assets, Less Liabilities — (1.7)%		$(1,196,634)

Net Assets — 100.0%		$70,882,076

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2019, 16.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 13.0% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2019.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2019, the aggregate value of these securities is $63,727 or 0.1% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$72,078,710	$—	$72,078,710
Total Investments	$—	$72,078,710	$—	$72,078,710

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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